ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Final Purchase Price Allocations, at Fair Values
The purchase price allocations, at fair value, as at December 31, 2023, with respect to the acquisitions are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio	Brazil Wind Portfolio	Total
Cash and cash equivalents	$10	$88	$1	$99
Restricted cash	—	111	—	111
Trade receivables and other current assets	9	127	4	140
Property, plant and equipment	130	3,937	40	4,107
Financial instruments assets	—	38	—	38
Equity accounted investments	—	36	—	36
Other non-current assets	19	54	5	78
Accounts payable and accrued liabilities	(22)	(88)	(2)	(112)
Current portion of non-recourse borrowings	(4)	(187)	(2)	(193)
Financial instruments liabilities	—	(1,037)	—	(1,037)
Non-recourse borrowings	(45)	(905)	(17)	(967)
Deferred tax liabilities	—	(29)	—	(29)
Provisions	(2)	(219)	—	(221)
Other long-term liabilities	—	(130)	(6)	(136)
Fair value of net assets acquired	95	1,796	23	1,914
Non-controlling interests	—	(343)	—	(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,453	$23	$1,571